Stockholders' equity - Company's remuneration policy (Details) R$ / shares in Units, R$ in Millions, $ in Millions		1 Months Ended				6 Months Ended		12 Months Ended
	Jul. 29, 2020	Sep. 30, 2020 BRL (R$)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 BRL (R$) R$ / shares	Dec. 31, 2019 USD ($)	Jun. 30, 2020 BRL (R$) R$ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Stockholders' equity
Percentage of adjusted EBITDA less capital expenditures	30.00%
Remuneration - Interest on capital				R$ 7,253	$ 1,324			$ 1,767
Dividends recognised as distributions to owners		R$ 18,637	$ 3,350			R$ 12,350	$ 2,191
Remuneration (in dollars per share)						R$ 2.407510720
Stockholders' remuneration based on interest on capital				R$ 6,287	$ 1,159
Interest on capital (in dollars per share)				R$ 1.414364369
Income tax amount paid | $								$ 165